TAXATION - Expiration Dates of Operating Loss Carryforward (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 782,370
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	30,541
2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	42,007
2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	32,407
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	30,406
2026 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 647,009